Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,876,993,709.12
Total Fee Amount	250,298.45
Total Offset Amount	0.00
Net Fee	$ 250,298.45
Offering Table N/A
Offset Table N/A	N/A